Public Offering (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Public Offering [Abstract]
Schedule of Class A Common Stock Reflected on Balance Sheet
As of March 31, 2022, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was fully recognized by June 30, 2021, and there has been no additional accretion for the three months ended March 31, 2022:

As of March 31, 2022
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	$(6,727,500)
Class A shares issuance costs	$(19,027,372)

Plus:
Accretion of carrying value to redemption value	$25,754,872

Contingently redeemable Class A Common Stock	$345,000,000

As of December 31, 2021, the Class A Common Stock reflected on the balance sheet are reconciled in the following table. The accretion of carrying value to redemption value was fully recognized by June 30, 2021. There has been no additional accretion since:

As of December 31, 2021
Gross proceeds	$345,000,000
Less:
Proceeds allocated to public warrants	$(6,727,500)
Class A shares issuance costs	$(19,027,372)

Plus:
Accretion of carrying value to redemption value	$25,754,872

Contingently redeemable Class A Common Stock	$345,000,000